BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 8.01%,
01/10/39
(a)(b)
.................... USD 197 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $193,370) ................................ —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.5%
Airbus SE ........................ 11,729 1,470,416
BAE Systems plc ................... 40,342 427,063
Boeing Co. (The)
(c)
.................. 6,480 1,380,240
Dassault Aviation SA ................ 1,797 306,862
Elbit Systems Ltd. .................. 568 95,358
General Dynamics Corp. .............. 1,750 407,855
Kongsberg Gruppen ASA ............. 10,429 415,196
Lockheed Martin Corp. ............... 1,092 505,880
Raytheon Technologies Corp. .......... 9,677 966,248
Rheinmetall AG .................... 671 156,784
Safran SA ........................ 6,158 885,493
Thales SA ........................ 1,589 210,160
7,227,555
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. .......... 7,033 704,496
Deutsche Post AG (Registered) ......... 11,660 502,041
DSV A/S ......................... 896 148,225
Expeditors International of Washington, Inc. . 9,795 1,059,329
FedEx Corp. ...................... 8,892 1,723,803
United Parcel Service, Inc., Class B ...... 25,443 4,712,807
8,850,701
Airlines — 0.7%
Alaska Air Group, Inc.
(c)
............... 2,811 144,317
American Airlines Group, Inc.
(c)
.......... 14,403 232,464
Delta Air Lines, Inc.
(c)
................ 105,429 4,122,274
Qantas Airways Ltd.
(c)
................ 21,800 98,402
Southwest Airlines Co. ............... 122,238 4,372,453
United Airlines Holdings, Inc.
(c)
.......... 7,245 354,715
9,324,625
Auto Components — 0.0%
Aptiv plc
(c)
........................ 4,500 508,905
Cie Generale des Etablissements Michelin SCA 5,249 165,972
674,877
Automobiles — 1.7%
Bayerische Motoren Werke AG ......... 14,328 1,459,517
Ferrari NV ....................... 3,605 900,832
Ford Motor Co. .................... 111,741 1,509,621
General Motors Co. ................. 40,349 1,586,523
Honda Motor Co. Ltd. ................ 14,400 356,206
Isuzu Motors Ltd. ................... 17,000 214,971
Lucid Group, Inc.
(c)
.................. 6,440 75,284
Mercedes-Benz Group AG ............. 22,468 1,671,889
Renault SA
(c)
...................... 6,787 275,956
Stellantis NV ...................... 52,216 820,887
Suzuki Motor Corp. ................. 9,900 371,173
Tesla, Inc.
(c)
....................... 67,206 11,641,423
Toyota Motor Corp. ................. 187,100 2,747,698
Yamaha Motor Co. Ltd. ............... 3,800 93,597
23,725,577
Security
Shares
Shares Value
Banks — 4.9%
ANZ Group Holdings Ltd. ............. 88,758 $ 1,579,574
Banco Bilbao Vizcaya Argentaria SA ...... 115,610 816,643
Banco Santander SA ................ 245,500 858,008
Bank Hapoalim BM ................. 21,164 190,488
Bank Leumi Le-Israel BM ............. 25,727 227,359
Bank of America Corp. ............... 182,020 6,458,070
Bank of Ireland Group plc ............. 11,494 122,800
Barclays plc ...................... 266,697 613,081
BNP Paribas SA ................... 23,477 1,612,444
BOC Hong Kong Holdings Ltd. .......... 71,500 249,884
CaixaBank SA ..................... 40,389 179,204
Citigroup, Inc. ..................... 46,590 2,432,930
Citizens Financial Group, Inc. .......... 17,477 757,104
Comerica, Inc. ..................... 2,902 212,746
Commerzbank AG
(c)
................. 10,869 124,248
Commonwealth Bank of Australia ........ 36,109 2,818,745
Credit Agricole SA .................. 18,929 227,929
Danske Bank A/S ................... 10,407 216,815
DBS Group Holdings Ltd. ............. 58,700 1,606,987
DNB Bank ASA .................... 95,559 1,786,912
Fifth Third Bancorp ................. 20,498 743,872
FinecoBank Banca Fineco SpA ......... 23,610 423,843
First Citizens BancShares , Inc., Class A .... 207 160,980
First Horizon Corp. .................. 10,166 251,405
First Republic Bank ................. 6,010 846,689
Hang Seng Bank Ltd. ................ 19,300 321,407
HSBC Holdings plc ................. 384,138 2,830,463
Huntington Bancshares, Inc. ........... 40,176 609,470
ING Groep NV ..................... 68,987 998,950
Intesa Sanpaolo SpA ................ 258,076 678,551
Israel Discount Bank Ltd., Class A ....... 20,615 105,440
Japan Post Bank Co. Ltd. ............. 24,000 213,237
JPMorgan Chase & Co. .............. 74,748 10,461,730
KBC Group NV .................... 3,589 265,828
KeyCorp ......................... 25,570 490,688
M&T Bank Corp. ................... 6,553 1,022,268
Mitsubishi UFJ Financial Group, Inc. ...... 214,200 1,568,990
Mizrahi Tefahot Bank Ltd. ............. 7,554 249,514
Mizuho Financial Group, Inc. ........... 53,950 842,724
National Australia Bank Ltd. ............ 73,591 1,660,518
NatWest Group plc .................. 169,638 647,179
Nordea Bank Abp .................. 89,295 1,043,893
Oversea-Chinese Banking Corp. Ltd. ..... 54,100 534,527
PNC Financial Services Group, Inc. (The) .. 12,555 2,076,974
Regions Financial Corp. .............. 38,812 913,634
Resona Holdings, Inc. ............... 29,200 161,585
Signature Bank .................... 1,528 197,036
Skandinaviska Enskilda Banken AB, Class A 55,805 675,565
Societe Generale SA ................ 8,844 263,256
Standard Chartered plc ............... 43,427 364,770
Sumitomo Mitsui Financial Group, Inc. ..... 26,100 1,134,335
Sumitomo Mitsui Trust Holdings, Inc. ...... 5,600 204,000
SVB Financial Group
(c)
............... 2,270 686,539
Svenska Handelsbanken AB, Class A ..... 40,508 422,418
Swedbank AB, Class A ............... 27,091 521,134
Truist Financial Corp. ................ 29,133 1,438,879
UniCredit SpA ..................... 30,812 601,793
United Overseas Bank Ltd. ............ 18,800 427,336
US Bancorp ...................... 32,893 1,638,071
Webster Financial Corp. .............. 2,596 136,679
Wells Fargo & Co. .................. 109,656 5,139,577
Westpac Banking Corp. .............. 76,102 1,280,484
Zions Bancorp NA .................. 3,316 176,278
68,524,480

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Beverages — 0.9%
Anheuser-Busch InBev SA/NV .......... 14,151 $ 854,179
Asahi Group Holdings Ltd. ............. 7,000 231,156
Carlsberg A/S, Class B ............... 2,493 353,911
Coca-Cola Co. (The) ................ 36,563 2,242,043
Coca-Cola HBC AG ................. 13,857 336,744
Diageo plc ....................... 51,242 2,240,613
Heineken Holding NV ................ 4,491 370,803
Heineken NV ..................... 4,324 432,136
Kirin Holdings Co. Ltd. ............... 28,900 445,341
PepsiCo, Inc. ..................... 18,748 3,206,283
Pernod Ricard SA .................. 5,811 1,203,052
Treasury Wine Estates Ltd. ............ 39,449 406,356
12,322,617
Biotechnology — 1.5%
AbbVie, Inc. ...................... 39,455 5,829,476
Amgen, Inc. ...................... 11,554 2,916,230
Argenx SE
(c)
...................... 1,023 389,647
Biogen, Inc.
(c)
..................... 2,852 829,647
CSL Ltd. ......................... 9,878 2,085,745
Genmab A/S
(c)
..................... 1,317 516,128
Gilead Sciences, Inc. ................ 28,905 2,426,286
Horizon Therapeutics plc
(c)
............. 1,295 142,087
Incyte Corp.
(c)
..................... 3,757 319,871
Moderna , Inc.
(c)
.................... 7,544 1,328,197
Regeneron Pharmaceuticals, Inc.
(c)
....... 2,409 1,827,154
Swedish Orphan Biovitrum AB
(c)
......... 5,698 127,069
Vertex Pharmaceuticals, Inc.
(c)
.......... 5,632 1,819,699
20,557,236
Building Products — 0.3%
Assa Abloy AB, Class B .............. 11,032 259,873
Carrier Global Corp. ................. 9,088 413,777
Geberit AG (Registered) .............. 534 303,837
Johnson Controls International plc ....... 13,490 938,499
Kingspan Group plc ................. 9,428 606,372
Masco Corp. ...................... 7,177 381,816
Nibe Industrier AB, Class B ............ 19,496 210,640
ROCKWOOL A/S, Class B ............ 826 236,824
TOTO Ltd. ....................... 4,300 167,111
Trane Technologies plc ............... 5,829 1,044,090
4,562,839
Capital Markets — 2.3%
3i Group plc ...................... 38,521 751,535
abrdn plc ........................ 31,728 83,566
Ameriprise Financial, Inc. ............. 1,231 430,998
Amundi SA
(b)(d)
..................... 2,815 184,298
ASX Ltd. ........................ 9,668 473,105
Bank of New York Mellon Corp. (The) ..... 14,065 711,267
Blackstone, Inc., Class A .............. 2,834 271,951
CBOE Global Markets, Inc. ............ 2,155 264,806
Charles Schwab Corp. (The) ........... 39,184 3,033,625
CME Group, Inc., Class A ............. 8,284 1,463,452
Deutsche Bank AG (Registered) ......... 33,350 445,080
Deutsche Boerse AG, Class N .......... 4,152 742,969
EQT AB ......................... 8,205 185,144
Euronext NV
(b)(d)
.................... 2,891 234,263
FactSet Research Systems, Inc. ......... 766 323,972
Franklin Resources, Inc. .............. 5,107 159,338
Goldman Sachs Group, Inc. (The) ....... 7,884 2,884,046
Hargreaves Lansdown plc ............. 17,654 194,357
Hong Kong Exchanges & Clearing Ltd. .... 20,300 913,045
Intercontinental Exchange, Inc. ......... 11,037 1,187,029
Japan Exchange Group, Inc. ........... 18,700 286,196
Julius Baer Group Ltd., Class N
(c)
........ 6,761 433,680
Security
Shares
Shares Value
Capital Markets (continued)
KKR & Co., Inc., Class A .............. 13,519 $ 754,495
London Stock Exchange Group plc ....... 7,265 665,074
Macquarie Group Ltd. ................ 8,997 1,200,281
MarketAxess Holdings, Inc. ............ 881 320,552
Moody's Corp. ..................... 3,795 1,224,836
Morgan Stanley .................... 31,719 3,087,210
MSCI, Inc., Class A ................. 1,572 835,612
Nasdaq, Inc. ...................... 8,221 494,822
Northern Trust Corp. ................. 3,022 293,043
Partners Group Holding AG ............ 634 594,881
Raymond James Financial, Inc. ......... 4,825 544,115
S&P Global, Inc. ................... 8,392 3,146,497
Schroders plc ..................... 101,167 598,281
St. James's Place plc ................ 19,183 290,886
State Street Corp. .................. 9,137 834,482
T. Rowe Price Group, Inc. ............. 5,065 589,921
UBS Group AG (Registered) ........... 59,201 1,263,669
32,396,379
Chemicals — 2.1%
Air Liquide SA ..................... 7,233 1,151,683
Air Products & Chemicals, Inc. .......... 7,674 2,459,594
Akzo Nobel NV .................... 10,480 780,603
Albemarle Corp. ................... 5,493 1,546,005
BASF SE ........................ 14,466 829,415
Celanese Corp., Class A .............. 1,690 208,208
CF Industries Holdings, Inc. ............ 7,709 652,952
Clariant AG (Registered)
(c)
............. 11,574 198,476
Corteva , Inc. ...................... 18,488 1,191,552
Croda International plc ............... 6,485 552,760
Dow, Inc. ........................ 14,067 834,876
DuPont de Nemours, Inc. ............. 19,205 1,420,210
Ecolab, Inc. ...................... 14,510 2,246,583
EMS- Chemie Holding AG (Registered) .... 1,317 981,798
FMC Corp. ....................... 1,323 176,131
ICL Group Ltd. ..................... 18,535 147,161
International Flavors & Fragrances, Inc. .... 8,979 1,009,778
Johnson Matthey plc ................ 6,131 171,256
Koninklijke DSM NV ................. 1,782 229,169
Linde plc ........................ 9,893 3,273,989
LyondellBasell Industries NV, Class A ..... 10,208 987,012
Novozymes A/S, Class B .............. 3,996 207,938
Orica Ltd. ........................ 27,372 287,230
PPG Industries, Inc. ................. 10,618 1,383,950
RPM International, Inc. ............... 1,855 166,783
Sherwin-Williams Co. (The) ............ 12,210 2,888,764
Shin-Etsu Chemical Co. Ltd. ........... 2,300 339,073
Sika AG (Registered) ................ 1,323 375,926
Symrise AG ...................... 3,238 344,231
Tosoh Corp. ...................... 20,400 266,902
Westlake Corp. .................... 4,943 606,753
Yara International ASA ............... 15,952 708,768
28,625,529
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 1,769 784,976
Copart , Inc.
(c)
...................... 7,094 472,531
Dai Nippon Printing Co. Ltd. ........... 12,300 290,399
Republic Services, Inc. ............... 6,501 811,455
Rollins, Inc. ....................... 9,313 338,993
Secom Co. Ltd. .................... 18,300 1,090,238
Waste Management, Inc. .............. 9,858 1,525,328
5,313,920

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios
SA .......................... 9,116 $ 269,776
Bouygues SA ..................... 20,824 686,025
Eiffage SA ....................... 9,469 1,011,389
Obayashi Corp. .................... 30,000 232,702
Shimizu Corp. ..................... 66,300 371,658
Skanska AB, Class B ................ 13,533 238,859
Taisei Corp. ...................... 17,100 590,326
Vinci SA ......................... 15,148 1,711,566
5,112,301
Construction Materials — 0.2%
CRH plc ......................... 13,117 612,860
Holcim AG
(c)
...................... 4,354 260,303
Martin Marietta Materials, Inc. .......... 1,599 575,064
Vulcan Materials Co. ................ 3,612 662,188
2,110,415
Consumer Finance — 0.3%
American Express Co. ............... 15,284 2,673,630
Capital One Financial Corp. ............ 6,832 813,008
Discover Financial Services ............ 7,256 846,993
Synchrony Financial ................. 9,732 357,456
4,691,087
Containers & Packaging — 1.6%
Amcor plc ........................ 247,022 2,979,085
Avery Dennison Corp. ................ 6,811 1,290,276
Ball Corp. ........................ 44,416 2,586,788
Crown Holdings, Inc. ................ 24,279 2,140,437
International Paper Co. ............... 138,959 5,811,265
Packaging Corp. of America ........... 28,051 4,002,878
Sealed Air Corp. ................... 6,835 374,284
Smurfit Kappa Group plc .............. 4,866 204,297
WestRock Co. ..................... 57,132 2,241,860
21,631,170
Distributors — 0.1%
D'ieteren Group .................... 1,645 314,385
Pool Corp. ....................... 1,698 654,766
969,151
Diversified Financial Services — 1.0%
Apollo Global Management, Inc. ......... 1,982 140,286
Berkshire Hathaway, Inc., Class B
(c)
...... 34,873 10,863,637
EXOR NV
(c)
....................... 1,530 121,618
Groupe Bruxelles Lambert NV .......... 2,331 199,406
Industrivarden AB .................. 11,043 290,924
Industrivarden AB, Class A ............ 8,316 220,294
Investor AB, Class A ................. 24,368 486,351
Investor AB, Class B ................. 54,482 1,058,693
L E Lundbergforetagen AB, Class B ...... 5,989 277,334
M&G plc ......................... 76,477 190,988
ORIX Corp. ....................... 24,600 432,541
14,282,072
Electric Utilities — 1.8%
Acciona SA ....................... 1,051 205,050
Alliant Energy Corp. ................. 3,887 210,015
American Electric Power Co., Inc. ........ 14,748 1,385,722
CLP Holdings Ltd. .................. 38,500 286,052
Constellation Energy Corp. ............ 11,867 1,012,967
Duke Energy Corp. ................. 16,508 1,691,245
Edison International ................. 12,640 870,896
EDP - Energias de Portugal SA ......... 51,353 255,135
Electricite de France SA .............. 13,298 174,670
Endesa SA ....................... 17,405 346,999
Security
Shares
Shares Value
Electric Utilities (continued)
Enel SpA ........................ 172,392 $ 1,015,065
Entergy Corp. ..................... 5,370 581,464
Evergy , Inc. ....................... 5,417 339,375
Eversource Energy ................. 4,417 363,652
Exelon Corp. ...................... 29,794 1,257,009
FirstEnergy Corp. .................. 14,164 580,016
Fortum OYJ ...................... 6,359 95,590
Iberdrola SA
(c)
..................... 2,289 26,854
Iberdrola SA ...................... 137,340 1,611,241
Mercury NZ Ltd. .................... 51,257 199,131
NextEra Energy, Inc. ................ 86,212 6,434,002
NRG Energy, Inc. ................... 10,024 343,021
Origin Energy Ltd. .................. 43,076 228,715
Orsted A/S
(b)(d)
..................... 3,956 352,290
PG&E Corp.
(c)
..................... 75,131 1,194,583
Pinnacle West Capital Corp. ........... 2,508 186,971
Power Assets Holdings Ltd. ............ 43,000 243,301
PPL Corp. ....................... 51,039 1,510,754
Red Electrica Corp. SA ............... 2,272 40,212
Southern Co. (The) ................. 7,143 483,438
SSE plc ......................... 33,861 722,752
Terna - Rete Elettrica Nazionale ......... 33,640 266,155
Xcel Energy, Inc. ................... 8,517 585,714
25,100,056
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................ 18,728 652,028
Fuji Electric Co. Ltd. ................. 8,300 335,967
Mitsubishi Electric Corp. .............. 15,400 169,720
Schneider Electric SE ................ 9,147 1,483,786
Vestas Wind Systems A/S ............. 16,721 489,283
3,130,784
Electronic Equipment, Instruments & Components — 0.2%
Azbil Corp. ....................... 15,000 422,977
Halma plc ........................ 6,873 182,987
Hexagon AB, Class B ................ 21,869 250,695
Keyence Corp. .................... 3,200 1,473,181
Omron Corp. ...................... 5,600 324,019
Shimadzu Corp. .................... 5,200 159,802
Yokogawa Electric Corp. .............. 8,100 142,233
2,955,894
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A ............ 15,601 495,176
Halliburton Co. .................... 17,266 711,704
Schlumberger Ltd. .................. 23,061 1,314,016
Tenaris SA ....................... 15,013 266,042
2,786,938
Entertainment — 0.8%
Activision Blizzard, Inc. ............... 13,761 1,053,680
Bollore SE ....................... 29,394 164,471
Capcom Co. Ltd. ................... 3,100 100,452
Electronic Arts, Inc. ................. 5,212 670,680
Konami Group Corp. ................ 1,000 49,173
Netflix, Inc.
(c)
...................... 9,109 3,223,311
Nexon Co. Ltd. .................... 6,700 161,554
Nintendo Co. Ltd. ................... 21,300 923,521
Sea Ltd., ADR
(c)(e)
................... 5,025 323,861
Take-Two Interactive Software, Inc.
(c)
...... 2,487 281,603
Universal Music Group NV ............ 10,770 275,307
Walt Disney Co. (The)
(c)
.............. 28,872 3,132,323
Warner Bros Discovery, Inc.
(c)
........... 20,925 310,109
10,670,045

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc. ...... 2,602 $ 418,245
American Tower Corp. ............... 10,537 2,353,860
AvalonBay Communities, Inc. .......... 1,392 246,996
British Land Co. plc (The) ............. 13,120 71,804
CapitaLand Ascendas REIT ............ 136,500 300,386
CapitaLand Integrated Commercial Trust ... 95,100 155,596
Crown Castle, Inc. .................. 8,617 1,276,264
Daiwa House REIT Investment Corp. ..... 85 184,937
Dexus
(f)
......................... 34,431 199,633
Digital Realty Trust, Inc. .............. 5,164 591,898
Equinix , Inc. ...................... 2,049 1,512,428
Equity Residential .................. 4,127 262,683
Extra Space Storage, Inc. ............. 2,885 455,339
Federal Realty Investment Trust ......... 1,620 180,679
Gecina SA ....................... 1,657 196,271
GLP J-REIT ...................... 150 169,734
Goodman Group ................... 53,283 760,007
GPT Group (The)
(f)
.................. 77,522 251,291
Healthpeak Properties, Inc. ............ 9,523 261,692
Host Hotels & Resorts, Inc. ............ 22,512 424,351
Invitation Homes, Inc. ................ 5,426 176,345
Iron Mountain, Inc. .................. 8,216 448,429
Japan Metropolitan Fund Investment Corp. . 108 83,493
Japan Real Estate Investment Corp. ...... 41 175,787
Kimco Realty Corp. ................. 13,458 302,267
Land Securities Group plc ............. 16,160 141,575
Link REIT ........................ 53,700 429,834
Mid-America Apartment Communities, Inc. .. 1,172 195,396
Mirvac Group
(f)
.................... 157,124 253,851
Nippon Building Fund, Inc. ............. 54 236,000
Nippon Prologis REIT, Inc. ............. 14 31,768
Nomura Real Estate Master Fund, Inc. .... 90 105,252
Prologis, Inc. ...................... 20,853 2,695,876
Public Storage ..................... 3,434 1,045,104
Realty Income Corp. ................. 11,590 786,150
Regency Centers Corp. .............. 2,047 136,392
SBA Communications Corp. ........... 1,730 514,727
Scentre Group ..................... 170,615 370,202
Segro plc ........................ 25,857 266,162
Simon Property Group, Inc. ............ 7,249 931,206
Stockland
(f)
....................... 164,574 459,864
Ventas, Inc. ...................... 5,137 266,148
VICI Properties, Inc. ................. 20,310 694,196
Vicinity Ltd. ....................... 226,197 330,936
Welltower , Inc. ..................... 7,517 564,076
Weyerhaeuser Co. .................. 14,992 516,175
22,431,305
Food & Staples Retailing — 1.9%
Aeon Co. Ltd. ..................... 18,700 383,381
Carrefour SA ...................... 25,924 493,100
Coles Group Ltd. ................... 62,033 780,229
Costco Wholesale Corp. .............. 15,690 8,019,787
Endeavour Group Ltd. ............... 44,118 207,159
J Sainsbury plc .................... 72,113 233,868
Jeronimo Martins SGPS SA ............ 19,811 430,111
Kesko OYJ, Class B ................. 24,019 559,486
Kobe Bussan Co. Ltd. ................ 5,800 167,456
Koninklijke Ahold Delhaize NV .......... 14,365 428,752
Kroger Co. (The) ................... 33,281 1,485,331
Ocado Group plc
(c)
.................. 17,363 138,945
Seven & i Holdings Co. Ltd. ............ 9,500 448,523
Sysco Corp. ...................... 24,024 1,860,899
Walgreens Boots Alliance, Inc. .......... 32,669 1,204,179
Walmart, Inc. ...................... 57,324 8,247,204
Security
Shares
Shares Value
Food & Staples Retailing (continued)
Woolworths Group Ltd. ............... 48,325 $ 1,235,065
26,323,475
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 12,564 1,040,927
Associated British Foods plc ........... 14,228 326,607
Campbell Soup Co. ................. 2,111 109,624
Chocoladefabriken Lindt & Spruengli AG ... 10 109,827
Chocoladefabriken Lindt & Spruengli AG
(Registered) .................... 6 675,356
Conagra Brands, Inc. ................ 11,028 410,131
Danone SA ....................... 4,188 229,667
General Mills, Inc. .................. 12,943 1,014,214
Hershey Co. (The) .................. 2,824 634,270
Hormel Foods Corp. ................. 5,828 264,067
Kerry Group plc, Class A .............. 1,829 171,377
Kraft Heinz Co. (The) ................ 14,207 575,810
Lamb Weston Holdings, Inc. ........... 4,058 405,354
McCormick & Co., Inc. (Non-Voting) ...... 5,449 409,329
MEIJI Holdings Co. Ltd. .............. 12,900 665,288
Mondelez International, Inc., Class A ...... 22,133 1,448,384
Nestle SA (Registered) ............... 46,173 5,633,524
Orkla ASA ........................ 122,999 918,276
Salmar ASA ...................... 4,002 186,092
Tyson Foods, Inc., Class A ............ 1,735 114,076
15,342,200
Gas Utilities — 0.1%
APA Group
(f)
...................... 47,815 357,843
Hong Kong & China Gas Co. Ltd. ........ 297,222 298,417
Naturgy Energy Group SA ............. 9,837 278,999
Snam SpA ....................... 67,972 346,218
1,281,477
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................. 41,942 4,636,688
Alcon, Inc. ....................... 6,522 492,141
Align Technology, Inc.
(c)
............... 1,128 304,255
Baxter International, Inc. .............. 8,332 380,689
Becton Dickinson and Co. ............. 6,445 1,625,558
BioMerieux ....................... 1,339 136,506
Boston Scientific Corp.
(c)
.............. 33,736 1,560,290
Carl Zeiss Meditec AG ............... 1,794 258,907
Cochlear Ltd. ..................... 2,747 415,008
Coloplast A/S, Class B ............... 2,170 261,994
Cooper Cos., Inc. (The) .............. 787 274,608
Dexcom , Inc.
(c)
..................... 9,666 1,035,132
Edwards Lifesciences Corp.
(c)
.......... 12,762 978,845
EssilorLuxottica SA ................. 7,388 1,355,545
Fisher & Paykel Healthcare Corp. Ltd. ..... 22,510 369,416
GE HealthCare Technologies, Inc.
(c)
...... 4,006 278,497
Getinge AB, Class B ................. 6,707 151,093
Hologic , Inc.
(c)
..................... 4,747 386,263
Hoya Corp. ....................... 6,800 747,809
IDEXX Laboratories, Inc.
(c)
............. 1,681 807,721
Intuitive Surgical, Inc.
(c)
............... 8,836 2,170,917
Koninklijke Philips NV ................ 7,433 128,334
Medtronic plc ..................... 28,638 2,396,714
Olympus Corp. .................... 23,200 436,151
ResMed , Inc. ..................... 3,058 698,356
Siemens Healthineers AG
(b)(d)
........... 7,752 415,729
Smith & Nephew plc ................. 30,681 423,715
Sonova Holding AG (Registered) ........ 848 212,061
STERIS plc ....................... 1,468 303,157
Straumann Holding AG (Registered) ...... 1,186 155,291
Stryker Corp. ..................... 8,189 2,078,450

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sysmex Corp. ..................... 3,400 $ 225,709
Teleflex, Inc. ...................... 654 159,197
Terumo Corp. ..................... 16,500 480,321
Zimmer Biomet Holdings, Inc. .......... 4,827 614,670
27,355,737
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. ................. 2,754 212,747
Centene Corp.
(c)
................... 3,771 287,501
Cigna Corp. ...................... 4,157 1,316,397
CVS Health Corp. .................. 18,800 1,658,536
Elevance Health, Inc. ................ 4,041 2,020,460
Fresenius SE & Co. KGaA ............. 5,629 163,133
HCA Healthcare, Inc. ................ 2,035 519,067
Humana, Inc. ..................... 1,342 686,701
McKesson Corp. ................... 1,145 433,589
Ramsay Health Care Ltd. ............. 4,524 213,776
Sonic Healthcare Ltd. ................ 17,864 400,110
UnitedHealth Group, Inc. .............. 17,584 8,777,757
16,689,774
Health Care Technology — 0.0%
M3, Inc. ......................... 9,600 262,492
Hotels, Restaurants & Leisure — 0.0%
(c)
Booking Holdings, Inc. ............... 88 214,201
Norwegian Cruise Line Holdings Ltd.
(e)
..... 9,339 142,046
356,247
Household Durables — 0.8%
Barratt Developments plc ............. 33,680 191,428
Berkeley Group Holdings plc ........... 3,904 199,915
DR Horton, Inc. .................... 29,416 2,903,065
Lennar Corp., Class A ................ 23,364 2,392,474
NVR, Inc.
(c)
....................... 313 1,649,510
PulteGroup, Inc. ................... 27,476 1,563,110
Sony Group Corp. .................. 14,600 1,304,533
Taylor Wimpey plc .................. 206,011 298,906
10,502,941
Household Products — 1.9%
Church & Dwight Co., Inc. ............. 22,506 1,819,835
Clorox Co. (The) ................... 13,139 1,901,082
Colgate-Palmolive Co. ............... 52,450 3,909,099
Essity AB, Class B .................. 12,873 336,296
Henkel AG & Co. KGaA .............. 4,406 294,401
Kimberly-Clark Corp. ................ 27,243 3,541,862
Procter & Gamble Co. (The) ........... 102,089 14,535,432
Reckitt Benckiser Group plc ............ 8,077 575,575
Unicharm Corp. .................... 4,300 164,026
27,077,608
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 60,950 1,670,640
EDP Renovaveis SA ................. 9,247 201,132
Meridian Energy Ltd. ................ 108,481 374,933
RWE AG ........................ 16,276 724,590
Vistra Corp. ...................... 31,874 735,014
3,706,309
Industrial Conglomerates — 0.5%
3M Co. .......................... 1,738 200,009
DCC plc ......................... 4,976 283,423
Hitachi Ltd. ....................... 14,600 765,660
Honeywell International, Inc. ........... 10,204 2,127,330
Investment AB Latour , Class B .......... 19,168 404,424
Jardine Cycle & Carriage Ltd. .......... 5,200 115,282
Keppel Corp. Ltd. ................... 138,800 801,384
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Lifco AB, Class B ................... 6,697 $ 123,026
Siemens AG (Registered) ............. 10,607 1,656,870
6,477,408
Insurance — 1.6%
Aflac, Inc. ........................ 23,867 1,754,224
AIA Group Ltd. .................... 208,200 2,354,252
Allianz SE (Registered) ............... 7,455 1,782,594
American International Group, Inc. ....... 31,024 1,961,337
Assicurazioni Generali SpA ............ 6,835 133,428
Aviva plc ........................ 83,425 470,505
AXA SA ......................... 34,305 1,070,283
Dai-ichi Life Holdings, Inc. ............. 15,200 356,634
Gjensidige Forsikring ASA ............. 45,163 811,735
Globe Life, Inc. .................... 2,607 315,056
Hannover Rueck SE, Class N .......... 1,464 297,292
Insurance Australia Group Ltd. .......... 41,597 144,457
Legal & General Group plc ............ 75,812 238,576
Lincoln National Corp. ............... 9,423 333,857
Marsh & McLennan Cos., Inc. .......... 4,990 872,801
Medibank Pvt Ltd. .................. 73,326 152,759
MetLife, Inc. ...................... 26,527 1,937,002
MS&AD Insurance Group Holdings, Inc. ... 7,800 250,175
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 2,669 964,063
Principal Financial Group, Inc. .......... 4,619 427,488
Prudential Financial, Inc. .............. 8,156 855,891
Prudential plc ..................... 43,954 730,299
QBE Insurance Group Ltd. ............ 25,904 252,743
Sampo OYJ, Class A ................ 7,634 400,781
Sompo Holdings, Inc. ................ 5,100 219,549
Swiss Life Holding AG (Registered) ....... 244 144,411
Swiss Re AG ...................... 3,499 366,384
T&D Holdings, Inc. .................. 6,700 107,242
Tokio Marine Holdings, Inc. ............ 33,600 703,742
Tryg A/S ......................... 4,593 105,401
Zurich Insurance Group AG, Class N ...... 2,635 1,303,084
21,818,045
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A
(c)
.............. 121,597 12,018,648
Alphabet, Inc., Class C
(c)
.............. 107,121 10,698,174
Auto Trader Group plc
(b)(d)
............. 24,109 187,049
Meta Platforms, Inc., Class A
(c)
.......... 45,498 6,777,837
REA Group Ltd. .................... 1,530 137,198
SEEK Ltd. ....................... 7,678 132,975
29,951,881
Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.
(c)
................. 165,365 17,054,092
Prosus NV
(c)
...................... 12,427 1,003,421
Zalando SE
(b)(c)(d)
................... 3,546 165,368
ZOZO, Inc. ....................... 5,200 134,801
18,357,682
IT Services — 2.4%
Accenture plc, Class A ............... 11,696 3,263,769
Adyen NV
(b)(c)(d)
.................... 197 297,846
Amadeus IT Group SA
(c)
.............. 6,360 400,705
Automatic Data Processing, Inc. ......... 10,754 2,428,361
Bechtle AG ....................... 4,418 186,178
Capgemini SE ..................... 1,231 233,626
Cognizant Technology Solutions Corp., Class A 4,524 301,977
DXC Technology Co.
(c)
............... 5,099 146,494
Edenred ......................... 3,263 177,734
EPAM Systems, Inc.
(c)
................ 648 215,557
Fidelity National Information Services, Inc. .. 8,827 662,378

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
IT Services (continued)
Fiserv, Inc.
(c)
...................... 11,341 $ 1,209,858
Fujitsu Ltd. ....................... 4,600 654,945
Gartner, Inc.
(c)
..................... 1,091 368,911
Global Payments, Inc. ............... 2,948 332,299
GMO Payment Gateway, Inc. ........... 2,600 240,583
International Business Machines Corp. .... 12,952 1,745,023
Itochu Techno-Solutions Corp. .......... 22,200 549,617
Jack Henry & Associates, Inc. .......... 896 161,361
Mastercard , Inc., Class A .............. 16,216 6,009,650
NEC Corp. ....................... 8,700 314,310
Nexi SpA
(b)(c)(d)
..................... 27,980 246,429
Nomura Research Institute Ltd. ......... 6,600 158,450
Obic Co. Ltd. ...................... 5,700 913,862
Otsuka Corp. ..................... 17,400 572,452
Paychex, Inc. ..................... 8,633 1,000,219
PayPal Holdings, Inc.
(c)
............... 19,067 1,553,770
SCSK Corp. ...................... 41,500 675,928
TIS, Inc. ......................... 15,100 435,414
Visa, Inc., Class A .................. 33,105 7,621,102
33,078,808
Leisure Products — 0.1%
Hasbro, Inc. ...................... 12,788 756,666
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............. 6,895 1,048,592
Bio- Techne Corp. ................... 2,700 215,082
Charles River Laboratories International, Inc.
(c)
915 222,574
Danaher Corp. .................... 14,613 3,863,385
Eurofins Scientific SE ................ 4,683 335,911
Illumina, Inc.
(c)
..................... 3,146 673,873
IQVIA Holdings, Inc.
(c)(e)
............... 3,513 805,917
Lonza Group AG (Registered) .......... 745 424,979
Mettler -Toledo International, Inc.
(c)
........ 448 686,748
PerkinElmer, Inc. ................... 2,171 298,578
QIAGEN NV
(c)
..................... 8,603 419,681
Sartorius Stedim Biotech .............. 989 344,991
Thermo Fisher Scientific, Inc. ........... 8,623 4,917,955
Waters Corp.
(c)
.................... 1,212 398,239
West Pharmaceutical Services, Inc. ...... 1,586 421,242
15,077,747
Machinery — 0.2%
Alstom SA ....................... 9,354 278,143
Atlas Copco AB, Class B .............. 10,360 109,273
Deere & Co. ...................... 4,615 1,951,406
Indutrade AB ...................... 17,529 389,271
Kone OYJ, Class B ................. 2,988 162,954
Sandvik AB ....................... 7,679 158,707
3,049,754
Marine — 0.0%
AP Moller - Maersk A/S, Class B ......... 144 313,242
Mitsui OSK Lines Ltd. ................ 4,400 109,203
Nippon Yusen KK ................... 5,000 118,944
541,389
Media — 0.3%
Charter Communications, Inc., Class A
(c)
... 1,100 422,741
Comcast Corp., Class A .............. 76,031 2,991,820
Informa plc ....................... 27,744 229,464
News Corp., Class B ................ 2,613 53,409
Publicis Groupe SA
(c)
................ 4,064 286,673
WPP plc ......................... 22,966 268,329
4,252,436
Security
Shares
Shares Value
Metals & Mining — 0.5%
Anglo American plc ................. 11,191 $ 482,672
BHP Group Ltd. .................... 72,212 2,529,020
Fortescue Metals Group Ltd. ........... 34,863 550,681
Glencore plc ...................... 114,909 769,533
IGO Ltd. ......................... 17,555 182,489
Mineral Resources Ltd. ............... 2,495 157,959
Nippon Steel Corp. .................. 6,800 141,540
Nucor Corp. ...................... 6,319 1,068,037
Pilbara Minerals Ltd.
(c)
............... 38,424 130,715
Rio Tinto plc ...................... 8,290 649,118
Steel Dynamics, Inc. ................. 6,036 728,183
7,389,947
Multiline Retail — 0.6%
Dollar General Corp. ................ 9,486 2,215,929
Dollar Tree, Inc.
(c)
................... 11,432 1,716,858
Next plc ......................... 4,771 390,622
Target Corp. ...................... 20,199 3,477,056
Wesfarmers Ltd. ................... 28,817 1,015,993
8,816,458
Multi-Utilities — 1.1%
Ameren Corp. ..................... 14,528 1,262,047
CenterPoint Energy, Inc. .............. 4,782 144,034
CMS Energy Corp. .................. 5,656 357,403
Consolidated Edison, Inc. ............. 14,872 1,417,450
Dominion Energy, Inc. ................ 36,293 2,309,686
DTE Energy Co. ................... 9,394 1,093,180
E.ON SE, Class N .................. 38,708 422,030
Engie SA ........................ 42,439 602,628
National Grid plc ................... 99,410 1,263,790
Public Service Enterprise Group, Inc. ..... 50,990 3,157,811
Sempra Energy .................... 11,541 1,850,369
Veolia Environnement SA ............. 17,626 523,183
WEC Energy Group, Inc. .............. 16,030 1,506,660
15,910,271
Oil, Gas & Consumable Fuels — 3.0%
Aker BP ASA ...................... 16,833 512,763
Ampol Ltd. ....................... 6,661 144,450
APA Corp. ....................... 3,688 163,489
BP plc .......................... 353,235 2,133,629
Chevron Corp. ..................... 35,441 6,167,443
ConocoPhillips .................... 24,208 2,950,229
Coterra Energy, Inc. ................. 6,394 160,042
Devon Energy Corp. ................. 11,608 734,090
Diamondback Energy, Inc. ............. 866 126,540
Eni SpA ......................... 44,859 690,301
EOG Resources, Inc. ................ 11,131 1,472,075
EQT Corp. ....................... 3,507 114,574
Equinor ASA ...................... 30,414 926,917
Exxon Mobil Corp. .................. 87,973 10,205,748
Hess Corp. ....................... 4,594 689,835
Inpex Corp. ....................... 19,200 210,982
Kinder Morgan, Inc. ................. 8,449 154,617
Marathon Oil Corp. .................. 4,540 124,714
Marathon Petroleum Corp. ............ 6,972 896,041
Matador Resources Co. .............. 939 62,124
Neste OYJ ....................... 7,693 367,743
Occidental Petroleum Corp. ............ 12,308 797,435
ONEOK, Inc. ...................... 5,893 403,553
Phillips 66 ........................ 7,887 790,829
Pioneer Natural Resources Co. ......... 3,984 917,714
Repsol SA ....................... 7,979 131,070
Santos Ltd. ....................... 75,843 387,169
Shell plc ......................... 140,565 4,126,678

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. .............. 333 $ 664,618
TotalEnergies SE ................... 49,004 3,029,466
Valero Energy Corp. ................. 2,982 417,569
Williams Cos., Inc. (The) .............. 7,920 255,341
Woodside Energy Group Ltd. ........... 43,455 1,125,219
42,055,007
Paper & Forest Products — 0.1%
Holmen AB, Class B ................. 2,655 109,507
Mondi plc ........................ 33,070 623,629
UPM- Kymmene OYJ ................ 8,400 304,469
1,037,605
Personal Products — 0.8%
Beiersdorf AG ..................... 3,869 470,384
Estee Lauder Cos., Inc. (The), Class A .... 16,729 4,635,271
Haleon plc
(c)
...................... 83,811 335,863
Kao Corp. ........................ 13,300 537,611
Kobayashi Pharmaceutical Co. Ltd. ....... 1,900 136,405
L'Oreal SA ....................... 6,535 2,698,378
Shiseido Co. Ltd. ................... 5,000 259,880
Unilever plc ....................... 53,040 2,699,689
11,773,481
Pharmaceuticals — 4.5%
Astellas Pharma, Inc. ................ 45,700 672,710
AstraZeneca plc ................... 28,827 3,776,699
Bayer AG (Registered) ............... 18,284 1,138,086
Bristol-Myers Squibb Co. .............. 55,656 4,043,408
Catalent , Inc.
(c)
.................... 7,011 375,439
Chugai Pharmaceutical Co. Ltd. ......... 19,100 495,169
Daiichi Sankyo Co. Ltd. ............... 32,000 1,005,022
Eisai Co. Ltd. ..................... 5,400 334,098
Eli Lilly & Co. ..................... 20,498 7,054,387
GSK plc ......................... 81,450 1,430,672
Ipsen SA ........................ 1,672 175,619
Johnson & Johnson ................. 61,941 10,122,398
Kyowa Kirin Co. Ltd. ................. 6,500 144,956
Merck & Co., Inc. ................... 63,825 6,855,443
Merck KGaA ...................... 3,402 710,094
Novartis AG (Registered) ............. 36,394 3,290,348
Novo Nordisk A/S, Class B ............ 28,166 3,897,889
Ono Pharmaceutical Co. Ltd. ........... 10,200 221,327
Organon & Co. .................... 5,637 169,843
Orion OYJ, Class B ................. 3,968 212,584
Otsuka Holdings Co. Ltd. ............. 15,200 487,623
Pfizer, Inc. ....................... 144,443 6,378,603
Roche Holding AG .................. 11,510 3,609,943
Sanofi .......................... 21,452 2,100,676
Shionogi & Co. Ltd. ................. 7,800 371,705
Takeda Pharmaceutical Co. Ltd. ......... 34,200 1,075,159
Teva Pharmaceutical Industries Ltd., ADR
(c)
. 20,101 211,865
Viatris , Inc. ....................... 34,635 421,162
Zoetis, Inc., Class A ................. 12,470 2,063,660
62,846,587
Professional Services — 0.3%
Bureau Veritas SA .................. 8,167 233,506
CoStar Group, Inc.
(c)
................. 10,647 829,401
Equifax, Inc. ...................... 2,226 494,617
Leidos Holdings, Inc. ................ 1,636 161,702
Nihon M&A Center Holdings, Inc. ........ 11,300 115,525
Randstad NV ..................... 3,192 204,602
Recruit Holdings Co. Ltd. ............. 18,000 578,885
RELX plc ........................ 17,778 528,166
Robert Half International, Inc. ........... 1,552 130,306
Teleperformance ................... 544 151,225
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. ................. 2,614 $ 475,199
3,903,134
Real Estate Management & Development — 0.3%
Azrieli Group Ltd. ................... 3,337 214,945
Capitaland Investment Ltd. ............ 53,800 162,993
CBRE Group, Inc., Class A
(c)
........... 6,459 552,309
City Developments Ltd. ............... 16,600 105,357
CK Asset Holdings Ltd. ............... 57,000 364,430
Daito Trust Construction Co. Ltd. ........ 3,800 375,511
Daiwa House Industry Co. Ltd. .......... 26,100 626,792
Henderson Land Development Co. Ltd. .... 35,000 129,290
Hulic Co. Ltd. ..................... 15,100 124,119
Mitsubishi Estate Co. Ltd. ............. 32,300 415,156
Mitsui Fudosan Co. Ltd. .............. 15,200 284,904
Sagax AB, Class B .................. 5,288 131,539
Sino Land Co. Ltd. .................. 76,000 98,760
Sun Hung Kai Properties Ltd. ........... 54,000 765,808
Swire Properties Ltd. ................ 90,400 254,075
Wharf Real Estate Investment Co. Ltd. .... 30,000 171,740
4,777,728
Road & Rail — 0.4%
Aurizon Holdings Ltd. ................ 236,988 619,430
Central Japan Railway Co. ............ 3,000 365,924
CSX Corp. ....................... 23,978 741,400
East Japan Railway Co. .............. 7,500 418,187
Hankyu Hanshin Holdings, Inc. .......... 7,000 208,057
Keisei Electric Railway Co. Ltd. ......... 3,900 113,759
Norfolk Southern Corp. ............... 2,652 651,888
Old Dominion Freight Line, Inc. ......... 699 232,935
Tokyu Corp. ...................... 14,200 182,603
Union Pacific Corp. ................. 8,519 1,739,495
West Japan Railway Co. .............. 6,000 251,271
5,524,949
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.
(c)
......... 22,899 1,720,860
Advantest Corp. .................... 10,800 774,155
Analog Devices, Inc. ................. 8,684 1,489,045
Applied Materials, Inc. ............... 22,883 2,551,226
ASM International NV ................ 1,066 360,527
ASML Holding NV .................. 7,019 4,644,104
Broadcom, Inc. .................... 7,328 4,286,953
Disco Corp. ....................... 1,400 420,606
Enphase Energy, Inc.
(c)
............... 3,833 848,550
Entegris , Inc. ...................... 9,373 756,495
First Solar, Inc.
(c)
................... 931 165,346
Infineon Technologies AG, Class N ....... 46,677 1,680,860
Intel Corp. ....................... 57,003 1,610,905
KLA Corp. ........................ 2,319 910,161
Lam Research Corp. ................ 3,829 1,914,883
Microchip Technology, Inc. ............. 5,691 441,735
Micron Technology, Inc. ............... 12,888 777,146
NVIDIA Corp. ..................... 46,553 9,095,060
ON Semiconductor Corp.
(c)
............ 2,039 149,765
QUALCOMM, Inc. .................. 16,401 2,184,777
Renesas Electronics Corp.
(c)
........... 63,200 650,082
Rohm Co. Ltd. ..................... 7,200 576,947
Skyworks Solutions, Inc. .............. 1,647 180,626
SolarEdge Technologies, Inc.
(c)
.......... 2,785 888,777
STMicroelectronics NV ............... 21,490 1,011,928
Texas Instruments, Inc. ............... 16,920 2,998,393
Tokyo Electron Ltd. ................. 2,400 838,858
43,928,770

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Software — 4.9%
Adobe, Inc.
(c)
...................... 10,646 $ 3,942,640
ANSYS, Inc.
(c)
..................... 863 229,869
Autodesk, Inc.
(c)
.................... 3,526 758,654
Cadence Design Systems, Inc.
(c)
........ 6,729 1,230,263
Check Point Software Technologies Ltd.
(c)
.. 2,742 348,782
CyberArk Software Ltd.
(c)
.............. 1,255 176,804
Dassault Systemes SE ............... 13,067 485,973
Fair Isaac Corp.
(c)
................... 172 114,543
Fortinet, Inc.
(c)
..................... 16,644 871,147
Intuit, Inc. ........................ 5,922 2,503,052
Microsoft Corp. .................... 164,678 40,808,855
Nice Ltd.
(c)
....................... 1,217 251,686
Oracle Corp. ...................... 34,185 3,024,005
Oracle Corp. Japan ................. 8,200 561,756
Paycom Software, Inc.
(c)
.............. 1,981 641,725
Paylocity Holding Corp.
(c)(e)
............ 640 133,306
PTC, Inc.
(c)
....................... 1,100 148,368
Roper Technologies, Inc. .............. 2,702 1,153,078
Sage Group plc (The) ................ 53,127 510,427
Salesforce, Inc.
(c)
................... 22,300 3,745,731
SAP SE ......................... 19,203 2,276,324
ServiceNow , Inc.
(c)(e)
................. 4,858 2,211,022
Synopsys, Inc.
(c)
................... 2,713 959,724
Tyler Technologies, Inc.
(c)
............. 1,332 429,930
WiseTech Global Ltd. ................ 6,654 288,515
Workday, Inc., Class A
(c)
.............. 657 119,199
67,925,378
Specialty Retail — 2.7%
Advance Auto Parts, Inc. .............. 5,279 803,886
AutoZone, Inc.
(c)
................... 1,007 2,455,922
Best Buy Co., Inc. .................. 18,149 1,610,179
Burlington Stores, Inc.
(c)
.............. 6,397 1,470,222
CarMax, Inc.
(c)
..................... 11,235 791,506
Fast Retailing Co. Ltd. ............... 600 364,416
H & M Hennes & Mauritz AB, Class B ..... 19,478 239,897
Home Depot, Inc. (The) .............. 38,121 12,357,685
Industria de Diseno Textil SA ........... 8,294 258,945
Kingfisher plc ..................... 46,330 159,835
Lowe's Cos., Inc. ................... 27,855 5,800,804
Nitori Holdings Co. Ltd. ............... 1,900 251,476
O'Reilly Automotive, Inc.
(c)
............. 3,270 2,590,984
Ross Stores, Inc. ................... 29,141 3,444,175
TJX Cos., Inc. (The) ................. 69,442 5,684,522
38,284,454
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ....................... 284,982 41,120,053
FUJIFILM Holdings Corp. ............. 14,100 746,189
Logitech International SA (Registered) ..... 2,060 120,544
41,986,786
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA (Registered) .. 7,344 1,132,131
Hermes International ................ 347 649,414
Kering SA ........................ 698 435,522
Lululemon Athletica , Inc.
(c)
............. 11,916 3,656,782
LVMH Moet Hennessy Louis Vuitton SE .... 4,019 3,508,488
NIKE, Inc., Class B ................. 89,035 11,336,827
Ralph Lauren Corp., Class A ........... 911 112,827
Tapestry, Inc. ...................... 5,340 243,344
VF Corp. ........................ 60,567 1,873,943
22,949,278
Tobacco — 0.3%
Altria Group, Inc. ................... 7,559 340,457
British American Tobacco plc ........... 42,662 1,635,398
Security
Shares
Shares Value
Tobacco (continued)
Imperial Brands plc ................. 23,194 $ 581,851
Japan Tobacco, Inc. ................. 30,300 617,875
Philip Morris International, Inc. .......... 12,400 1,292,576
4,468,157
Trading Companies & Distributors — 0.2%
Brenntag SE, Class N ................ 1,748 130,485
ITOCHU Corp. .................... 35,800 1,157,122
Mitsubishi Corp. .................... 5,900 197,567
Mitsui & Co. Ltd. ................... 18,800 554,651
MonotaRO Co. Ltd. ................. 14,600 221,166
2,260,991
Transportation Infrastructure — 0.1%
(c)
Aena SME SA
(b)(d)
................... 1,677 251,967
Aeroports de Paris .................. 2,849 441,987
Auckland International Airport Ltd. ....... 89,931 494,939
1,188,893
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 18,974 2,969,241
Severn Trent plc ................... 10,850 377,590
United Utilities Group plc .............. 26,318 344,373
3,691,204
Total Common Stocks — 71.0%
(Cost: $792,722,463) ............................. 990,956,707
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)( i )
...... USD 300 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing h c F Porsche AG (Preference) ..... 2,632 312,942
Volkswagen AG (Preference) ........... 3,220 446,584
759,526
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 5,792 412,971
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 897 402,226
Total Preferred Securities — 0.1%
(Cost: $1,563,395) .............................. 1,574,723
Rights
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios
SA (Expires 02/03/23, Strike Price EUR
0.48)
(c)
........................ 9,116 4,625
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c)( i )
.............. 843 2,352
Total Rights — 0.0%
(Cost: $5,555) ................................. 6,977

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 S hare for 1 W arrant,
Expires 08/03/27, Strike Price USD 22.00)
(c)
1,587 $ 68,114
Total Warrants — 0.0%
(Cost: $7,856) ................................. 68,114
Total Long-Term Investments — 71.1%
(Cost: $794,492,639) ............................. 992,606,521
Short-Term Securities
Money Market Funds — 4.2%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07% ................... 58,326,023 58,326,023
SL Liquidity Series, LLC, Money Market Series,
4.54%
(l)
....................... 733,374 733,520
Total Money Market Funds — 4.2%
(Cost: $59,059,322) .............................. 59,059,543
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bills
(m)
4.56%, 05/18/23 ................. USD 13,336 $ 13,158,808
4.62%, 06/08/23 ................. 31,854 31,341,491
4.46%, 07/13/23 ................. 31,881 31,223,997
4.49%, 08/10/23 ................. 38,812 37,876,096
Total U.S. Treasury Obligations — 8.2%
(Cost: $113,684,252) ............................. 113,600,392
Total Short-Term Securities — 12.4%
(Cost: $172,743,574) ............................. 172,659,935
Total Investments — 83.5%
(Cost: $967,236,213 ) ............................. 1,165,266,456
Other Assets Less Liabilities — 16.5% .................. 229,724,033
Net Assets — 100.0% ..............................
$ 1,394,990,489
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 127,278,609 $ — $ (68,952,586)
(a)
$ — $ — $ 58,326,023 58,326,023 $ 1,466,615 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 10,572,576 — (9,840,054)
(a)
1,246 (248) 733,520 733,374 31,125
(b)
—
$ 1,246 $ (248) $ 59,059,543 $ 1,497,740 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Amsterdam Exchange Index .................................................. 300 02/17/23 $ 48,864 $ 328,810
IBEX 35 Index ............................................................ 62 02/17/23 6,118 19,446
TOPIX Index ............................................................. 1,285 03/09/23 196,048 6,199,610
Australia 10 Year Bond ...................................................... 304 03/15/23 25,841 431,384
S&P/TSX 60 Index ......................................................... 446 03/16/23 84,061 3,624,433
SPI 200 Index ............................................................ 199 03/16/23 26,233 1,155,636
FTSE 100 Index .......................................................... 800 03/17/23 76,727 1,029,602
FTSE/MIB Index .......................................................... 265 03/17/23 38,570 1,259,320
S&P 500 E-Mini Index ...................................................... 414 03/17/23 84,663 2,152,425
Canada 10 Year Bonds ...................................................... 1,964 03/22/23 186,370 1,005,812
U.S. Treasury 10 Year Note ................................................... 4,020 03/22/23 461,546 2,284,073
SET50 Index ............................................................. 2,689 03/30/23 16,193 345,191
19,835,742
Short Contracts
CAC 40 10 Euro Index ...................................................... 751 02/17/23 58,090 (146,553)
OMX Stockholm 30 Index .................................................... 1,162 02/17/23 24,558 (114,314)
SGX NIFTY 50 Index ....................................................... 173 02/23/23 6,174 137,072
MSCI Singapore Index ...................................................... 418 02/27/23 9,726 92,863
Euro- Bobl ............................................................... 1,645 03/08/23 209,775 3,295,893
Euro-Bund .............................................................. 3,210 03/08/23 477,468 9,527,312
Japan 10 Year Bond ........................................................ 162 03/13/23 182,405 1,858,043
FTSE/JSE Top 40 Index ..................................................... 325 03/16/23 13,840 (1,088,011)
DAX Index .............................................................. 503 03/17/23 208,409 (12,409,622)
Mini-DAX Index ........................................................... 72 03/17/23 5,966 (59,689)
MSCI EAFE E-Mini Index .................................................... 2,359 03/17/23 249,936 (15,906,688)
S&P 500 E-Mini Index ...................................................... 3,736 03/17/23 764,012 (21,187,779)
WIG20 Index ............................................................ 4,000 03/17/23 35,666 (2,831,809)
U.S. Treasury 10 Year Note ................................................... 754 03/22/23 86,569 (377,532)
U.S. Treasury Ultra Bond .................................................... 206 03/22/23 29,471 (1,803,907)
Long Gilt ............................................................... 2,022 03/29/23 260,525 (1,713,550)
(42,728,271)
$ (22,892,529)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 23,789,000 USD 16,172,083 Standard Chartered Bank 03/15/23 $ 645,731
BRL 68,931,000 USD 12,870,533 BNP Paribas SA 03/15/23 609,797
CAD 6,642,000 USD 4,938,788 Standard Chartered Bank 03/15/23 54,557
CHF 383,000 USD 413,247 Bank of America NA 03/15/23 6,906
CHF 2,442,000 USD 2,663,055 Bank of New York Mellon 03/15/23 15,834
CHF 2,254,000 USD 2,431,655 HSBC Bank plc 03/15/23 40,998
EUR 17,358,000 USD 18,303,219 Bank of America NA 03/15/23 615,684
EUR 2,145,000 USD 2,261,356 Bank of New York Mellon 03/15/23 76,532
EUR 2,647,000 USD 2,852,564 Citibank NA 03/15/23 32,466
EUR 1,865,000 USD 2,031,644 HSBC Bank plc 03/15/23 1,064
GBP 1,775,000 USD 2,161,098 Bank of New York Mellon 03/15/23 29,136
GBP 6,073,000 USD 7,435,414 Standard Chartered Bank 03/15/23 58,271
JPY 328,993,000 USD 2,475,011 Bank of New York Mellon 03/15/23 66,319
JPY 319,597,000 USD 2,432,678 Morgan Stanley & Co. International plc 03/15/23 36,071
KRW 11,834,570,000 USD 9,113,260 JPMorgan Chase Bank NA 03/15/23 496,104
MXN 141,237,000 USD 7,120,310 Toronto Dominion Bank 03/15/23 326,931
NZD 555,000 USD 355,655 Morgan Stanley & Co. International plc 03/15/23 3,221
SGD 921,000 USD 682,367 UBS AG 03/15/23 19,235

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 88,754 INR 7,270,000 Morgan Stanley & Co. International plc 03/15/23 $ 94
USD 5,664,943 NOK 55,292,000 Bank of New York Mellon 03/15/23 115,284
USD 10,425,387 SEK 107,118,000 Bank of America NA 03/15/23 159,798
USD 3,479,123 SEK 36,153,000 Bank of New York Mellon 03/15/23 14,422
USD 343,541 SEK 3,529,000 HSBC Bank plc 03/15/23 5,341
ZAR 82,149,000 USD 4,664,141 BNP Paribas SA 03/15/23 40,727
3,470,523
SEK 91,274,000 USD 8,810,182 Credit Agricole Corporate & Investment Bank SA 03/15/23 (62,993)
SEK 39,962,000 USD 3,859,779 JPMorgan Chase Bank NA 03/15/23 (30,045)
USD 24,912,110 AUD 36,502,000 Morgan Stanley & Co. International plc 03/15/23 (893,256)
USD 10,991,371 BRL 58,188,000 BNP Paribas SA 03/15/23 (388,028)
USD 5,283,508 BRL 27,234,000 Goldman Sachs International 03/15/23 (42,446)
USD 6,766,395 CAD 9,101,000 Bank of America NA 03/15/23 (75,584)
USD 655,364 CAD 882,000 HSBC Bank plc 03/15/23 (7,709)
USD 2,675,308 CHF 2,491,000 State Street Bank and Trust Co. 03/15/23 (57,335)
USD 33,074,818 CLP 29,504,032,000 BNP Paribas SA 03/15/23 (3,759,078)
USD 5,397,564 EUR 5,088,000 Bank of New York Mellon 03/15/23 (147,970)
USD 3,370,237 EUR 3,109,000 Citibank NA 03/15/23 (18,338)
USD 25,900,152 EUR 24,417,000 Morgan Stanley & Co. International plc 03/15/23 (712,526)
USD 9,393,449 GBP 7,628,000 Morgan Stanley & Co. International plc 03/15/23 (19,003)
USD 4,585,171 GBP 3,724,000 UBS AG 03/15/23 (10,001)
USD 4,069,816 JPY 540,940,000 Morgan Stanley & Co. International plc 03/15/23 (108,713)
USD 4,887,214 KRW 6,035,869,000 Goldman Sachs International 03/15/23 (13,755)
USD 5,769,718 MXN 113,992,000 Goldman Sachs International 03/15/23 (240,930)
USD 1,249,323 PLN 5,634,000 BNP Paribas SA 03/15/23 (47,418)
USD 1,669,604 SGD 2,253,000 Toronto Dominion Bank 03/15/23 (46,693)
USD 6,619,452 THB 226,981,000 Citibank NA 03/15/23 (284,814)
USD 5,946,691 ZAR 104,915,000 BNP Paribas SA 03/15/23 (62,040)
(7,028,675)
$ (3,558,152)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.44% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 263,000 $ (7,241) $ — $ (7,241)
8.29% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 698,000 202,795 — 202,795
8.41% Monthly 28 day MXIBTIIE Monthly 03/15/23
(a)
03/08/28 MXN 619,000 22,334 — 22,334
1 day SOFR Annual 3.28% Annual 03/15/23
(a)
03/14/28 USD 25,000 (74,861) (116,816) 41,955
1 day SOFR Annual 3.41% Annual 03/15/23
(a)
03/14/28 USD 26,000 77,570 241 77,329
6.53% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 785,000 (104,741) — (104,741)
6.43% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 1,626,000 (133,249) — (133,249)
6.42% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 1,116,000 (83,795) — (83,795)
6.21% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 2,612,000 96,249 — 96,249
6.20% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 1,468,000 59,025 — 59,025
6.20% Semi-Annual 1 day MIBOR Semi-Annual 03/15/23
(a)
03/15/28 INR 1,125,000 44,425 — 44,425
2.98% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 18,000 (97,113) — (97,113)
3.92% Semi-Annual 1 day SORA Semi-Annual 03/15/23
(a)
03/15/28 SGD 8,000 (306,369) — (306,369)
1 day THOR Quarterly 2.08% Quarterly 03/15/23
(a)
03/15/28 THB 179,820 (30,056) — (30,056)
1 day THOR Quarterly 2.11% Quarterly 03/15/23
(a)
03/15/28 THB 306,180 (40,054) — (40,054)
1 day THOR Quarterly 2.13% Quarterly 03/15/23
(a)
03/15/28 THB 136,683 (12,121) — (12,121)
1 day THOR Quarterly 2.16% Quarterly 03/15/23
(a)
03/15/28 THB 649,683 (37,792) — (37,792)
1 day THOR Quarterly 2.16% Quarterly 03/15/23
(a)
03/15/28 THB 651,634 (33,171) — (33,171)
1 day THOR Quarterly 2.19% Quarterly 03/15/23
(a)
03/15/28 THB 699,000 (4,097) — (4,097)
1 day THOR Quarterly 2.21% Quarterly 03/15/23
(a)
03/15/28 THB 225,000 4,108 — 4,108

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 week
CNREPOFIX_
CFXS Quarterly 2.44% Quarterly 03/15/23
(a)
03/15/28 CNY 902,500 $ (2,899,280) $ — $ (2,899,280)
1 week
CNREPOFIX_
CFXS Quarterly 2.53% Quarterly 03/15/23
(a)
03/15/28 CNY 248,000 (651,235) — (651,235)
1 week
CNREPOFIX_
CFXS Quarterly 2.54% Quarterly 03/15/23
(a)
03/15/28 CNY 37,000 (92,943) — (92,943)
1 week
CNREPOFIX_
CFXS Quarterly 2.56% Quarterly 03/15/23
(a)
03/15/28 CNY 26,000 (62,436) — (62,436)
1 day THOR Quarterly 2.66% Quarterly 03/15/23
(a)
03/15/28 THB 340,500 228,553 — 228,553
1 week
CNREPOFIX_
CFXS Quarterly 2.80% Quarterly 03/15/23
(a)
03/15/28 CNY 83,000 (66,339) — (66,339)
1 week
CNREPOFIX_
CFXS Quarterly 2.80% Quarterly 03/15/23
(a)
03/15/28 CNY 105,000 (86,034) — (86,034)
1 week
CNREPOFIX_
CFXS Quarterly 2.81% Quarterly 03/15/23
(a)
03/15/28 CNY 105,000 (78,995) — (78,995)
1 week
CNREPOFIX_
CFXS Quarterly 2.82% Quarterly 03/15/23
(a)
03/15/28 CNY 147,630 (101,171) — (101,171)
1 week
CNREPOFIX_
CFXS Quarterly 2.85% Quarterly 03/15/23
(a)
03/15/28 CNY 111,370 (48,326) — (48,326)
1 week
CNREPOFIX_
CFXS Quarterly 2.87% Quarterly 03/15/23
(a)
03/15/28 CNY 91,000 (31,862) — (31,862)
1 week
CNREPOFIX_
CFXS Quarterly 2.87% Quarterly 03/15/23
(a)
03/15/28 CNY 255,000 (76,463) — (76,463)
1 week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 03/15/23
(a)
03/15/28 CNY 40,000 (10,653) — (10,653)
1 week
CNREPOFIX_
CFXS Quarterly 2.94% Quarterly 03/15/23
(a)
03/15/28 CNY 156,000 23,810 — 23,810
3.17% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 17,000 72,225 2,392 69,833
3.28% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 84,000 40,288 — 40,288
3.13% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 18,000 99,909 79,627 20,282
3.02% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 20,000 186,388 44,916 141,472
3.14% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 20,000 102,787 (54,560) 157,347
3.60% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 12,000 (125,813) 1,951 (127,764)
3.29% Semi-Annual 3 month BA Semi-Annual 03/15/23
(a)
03/15/28 CAD 19,000 2,603 (382) 2,985
3.02% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 23,734,590 78,379 — 78,379
3.07% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 24,693,000 37,551 — 37,551
3.05% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 24,453,820 57,824 — 57,824
3.02% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 12,461,000 43,720 — 43,720
3.05% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 11,133,830 24,448 — 24,448
3.03% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 23,734,590 68,141 — 68,141
3.19% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 31,108,200 (92,705) — (92,705)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.09% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 20,738,800 $ 14,426 $ — $ 14,426
3.03% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 22,697,000 67,716 — 67,716
3.02% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 22,697,000 77,932 — 77,932
3.06% Quarterly
3 month
CD_KSDA Quarterly 03/15/23
(a)
03/15/28 KRW 25,588,585 45,631 — 45,631
7.71% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 596,000 25,542 — 25,542
7.75% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 259,000 (15,790) — (15,790)
7.79% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 870,000 (137,202) — (137,202)
7.57% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 519,040 193,700 — 193,700
7.67% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 522,960 65,599 — 65,599
7.77% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 140,000 (14,481) — (14,481)
7.64% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 252,000 49,449 — 49,449
7.76% Quarterly 3 month JIBAR Quarterly 03/15/23
(a)
03/15/28 ZAR 261,000 (58,343) — (58,343)
2.81% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 954,000 (100,551) 91,979 (192,530)
2.73% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 142,000 32,546 53,869 (21,323)
2.67% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 23,000 10,939 (1,801) 12,740
3.28% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 111,000 (244,591) 11,570 (256,161)
3.32% Annual 3 month STIBOR Quarterly 03/15/23
(a)
03/15/28 SEK 125,000 (296,468) 35,486 (331,954)
1.18% Quarterly 3 month TAIBOR Quarterly 03/15/23
(a)
03/15/28 TWD 623,500 42,971 — 42,971
1.26% Quarterly 3 month TAIBOR Quarterly 03/15/23
(a)
03/15/28 TWD 623,500 (34,840) — (34,840)
1 day THOR Quarterly 3.04% Quarterly 03/15/23
(a)
03/15/28 THB 655,000 799,399 — 799,399
1 day THOR Quarterly 3.09% Quarterly 03/15/23
(a)
03/15/28 THB 650,000 848,074 — 848,074
1 day SOFR Annual 3.15% Annual 03/15/23
(a)
03/15/28 USD 16,000 (141,320) (70,575) (70,745)
1 day SOFR Annual 3.27% Annual 03/15/23
(a)
03/15/28 USD 17,000 (58,874) — (58,874)
1 day SOFR Annual 3.30% Annual 03/15/23
(a)
03/15/28 USD 47,000 (93,555) 2,263 (95,818)
1 day SOFR Annual 3.30% Annual 03/15/23
(a)
03/15/28 USD 25,000 (47,498) 111,383 (158,881)
1 day SOFR Annual 3.31% Annual 03/15/23
(a)
03/15/28 USD 22,000 (36,316) — (36,316)
1 day SOFR Annual 3.31% Annual 03/15/23
(a)
03/15/28 USD 13,000 (19,987) (1,807) (18,180)
3 month HIBOR Quarterly 3.38% Quarterly 03/15/23
(a)
03/15/28 HKD 22,620 (17,368) — (17,368)
1 day SOFR Annual 3.39% Annual 03/15/23
(a)
03/15/28 USD 14,000 88,098 — 88,098
1 day SOFR Annual 3.40% Annual 03/15/23
(a)
03/15/28 USD 20,000 50,811 (5,048) 55,859
3 month HIBOR Quarterly 3.42% Quarterly 03/15/23
(a)
03/15/28 HKD 102,000 (54,633) — (54,633)
3 month HIBOR Quarterly 3.43% Quarterly 03/15/23
(a)
03/15/28 HKD 285,880 (136,525) — (136,525)
3 month HIBOR Quarterly 3.44% Quarterly 03/15/23
(a)
03/15/28 HKD 158,500 (66,492) — (66,492)
1 day SOFR Annual 3.44% Annual 03/15/23
(a)
03/15/28 USD 17,000 74,001 975 73,026
1 day SOFR Annual 3.47% Annual 03/15/23
(a)
03/15/28 USD 34,000 191,138 23,277 167,861
1 day SOFR Annual 3.54% Annual 03/15/23
(a)
03/15/28 USD 1,000 8,680 — 8,680
3 month HIBOR Quarterly 3.55% Quarterly 03/15/23
(a)
03/15/28 HKD 257,690 48,973 — 48,973
3 month HIBOR Quarterly 3.58% Quarterly 03/15/23
(a)
03/15/28 HKD 276,000 100,521 — 100,521
3 month HIBOR Quarterly 3.64% Quarterly 03/15/23
(a)
03/15/28 HKD 95,310 70,677 — 70,677
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 39,000 915,029 — 915,029
6 month BBR Semi-Annual 4.55% Semi-Annual 03/15/23
(a)
03/15/28 AUD 25,000 580,548 — 580,548
6 month BBR Semi-Annual 4.57% Semi-Annual 03/15/23
(a)
03/15/28 AUD 14,350 346,112 — 346,112
6 month BBR Semi-Annual 4.58% Semi-Annual 03/15/23
(a)
03/15/28 AUD 26,650 648,759 — 648,759
6 month BBR Semi-Annual 4.67% Semi-Annual 03/15/23
(a)
03/15/28 AUD 48,000 1,303,106 — 1,303,106
3.23% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 14,000 (197,105) 9,997 (207,102)
3.13% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 16,000 (143,122) (67,149) (75,973)
3.16% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 52,000 (547,826) (15,443) (532,383)
3.29% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 28,000 (480,738) 44,211 (524,949)
3.27% Annual
6 month
EURIBOR Semi-Annual 03/15/23
(a)
03/15/28 EUR 99,000 (1,601,063) (1,494,803) (106,260)
$ (1,660,094) $ (1,314,247) $ (345,847)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.58% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 70,000 $ (64,081) $ — $ (64,081)
1 day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 01/04/27 BRL 73,000 (73,749) — (73,749)
1 day
BZDIOVER At Termination 12.70% At Termination BNP Paribas SA 01/04/27 BRL 43,000 (12,474) — (12,474)
1 day
BZDIOVER At Termination 12.74% At Termination BNP Paribas SA 01/04/27 BRL 72,000 15,490 — 15,490
1 day
BZDIOVER At Termination 12.77% At Termination BNP Paribas SA 01/04/27 BRL 318,000 34,803 — 34,803
1 day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/04/27 BRL 69,000 136,908 — 136,908
1 day
BZDIOVER At Termination 13.36% At Termination Bank of America NA 01/04/27 BRL 69,000 323,715 — 323,715
$ 360,612 $ — $ 360,612
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2023 ......... BRL (50,179,237) Merrill Lynch International & Co. 02/15/23 BRL 50,179 $ 92,097 $ — $ 92,097
BOVESPA Index Futures
February 2023 ......... BRL (3,054,368) Merrill Lynch International & Co. 02/15/23 BRL 3,054 (4,496) — (4,496)
Taiwan Capitalization Weighted
Stock Index Futures February
2023 ................ TWD (1,242,945,800) Merrill Lynch International & Co. 02/15/23 TWD 1,242,946 (910,968) — (910,968)
Taiwan Capitalization Weighted
Stock Index Futures February
2023 ................ TWD (709,689,182) Merrill Lynch International & Co. 02/15/23 TWD 709,689 (31,947) — (31,947)
KOSPI 200 Index Futures March
2023 ................ KRW (8,825,167,225) Merrill Lynch International & Co. 03/09/23 KRW 8,825,167 (143,445) — (143,445)
KOSPI 200 Index Futures March
2023 ................ KRW (15,977,536,000) Merrill Lynch International & Co. 03/09/23 KRW 15,977,536 (286,796) — (286,796)
KOSPI 200 Index Futures March
2023 ................ KRW (37,912,446,400) Merrill Lynch International & Co. 03/09/23 KRW 37,912,446 (2,075,096) — (2,075,096)
KOSPI 200 Index Futures March
2023 ................ KRW (9,902,000,350) Merrill Lynch International & Co. 03/09/23 KRW 9,902,000 (627,354) — (627,354)
KOSPI 200 Index Futures March
2023 ................ KRW (9,290,904,050) Merrill Lynch International & Co. 03/09/23 KRW 9,290,904 (88,709) — (88,709)
KOSPI 200 Index Futures March
2023 ................ KRW (33,260,141,700) Merrill Lynch International & Co. 03/09/23 KRW 33,260,142 (548,858) — (548,858)
Mexican Bolsa Index Futures
March 2023 ........... MXN (46,574,523) Merrill Lynch International & Co. 03/17/23 MXN 46,575 (171,370) — (171,370)
Swiss Market Index Futures
March 2023 ........... CHF 6,855,765 HSBC Bank plc 03/17/23 CHF 6,856 (87,258) — (87,258)
Swiss Market Index Futures
March 2023 ........... CHF 899,960 HSBC Bank plc 03/17/23 CHF 900 (4,238) — (4,238)
$ (4,888,438) $ — $ (4,888,438)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR plus 0.10% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 3,963 $ 237,213 $ — $ 237,213
1 day SOFR plus 0.35% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 7,570 450,553 — 450,553
1 day SOFR plus 0.40% Quarterly
MSCI Chile Net
Return Index Quarterly
Merrill Lynch International
& Co. 06/09/23 USD 6,608 341,254 — 341,254
1 day SOFR plus 0.45% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 6,156 365,515 — 365,515
1 day SOFR plus 0.55% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 7,765 704,480 — 704,480
$ 2,099,015 $ — $ 2,099,015
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 6.50
1 day SOFR ......................................... Secured Overnight Financing Rate 4.31
1 day SORA ......................................... Singapore Overnight Rate Average 3.87
1 day THOR ......................................... Thailand Overnight Repo Rate ON 1.49
1 week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.20
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.81
3 month BA .......................................... Canadian Bankers Acceptances 5.02
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 3.63
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 3.67
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 7.47
3 month STIBOR ...................................... Stockholm Interbank Offered Rate 2.94
3 month TAIBOR ...................................... Taipei Interbank Offered Rate 1.37
6 month BBR ........................................ Australian Bank Bill Rate 3.72
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.99

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 3,260,223 3,967,332 — 7,227,555
Air Freight & Logistics .................................... 8,200,435 650,266 — 8,850,701
Airlines .............................................. 9,226,223 98,402 — 9,324,625
Auto Components ...................................... 508,905 165,972 — 674,877
Automobiles .......................................... 14,812,851 8,912,726 — 23,725,577
Banks ............................................... 36,851,619 31,672,861 — 68,524,480
Beverages ........................................... 5,448,326 6,874,291 — 12,322,617
Biotechnology ......................................... 17,438,647 3,118,589 — 20,557,236
Building Products ....................................... 2,778,182 1,784,657 — 4,562,839
Capital Markets ........................................ 22,856,069 9,540,310 — 32,396,379
Chemicals ............................................ 21,053,140 7,572,389 — 28,625,529
Commercial Services & Supplies ............................. 3,933,283 1,380,637 — 5,313,920
Construction & Engineering ................................ — 5,112,301 — 5,112,301
Construction Materials .................................... 1,237,252 873,163 — 2,110,415
Consumer Finance ...................................... 4,691,087 — — 4,691,087
Containers & Packaging .................................. 21,426,873 204,297 — 21,631,170
Distributors ........................................... 654,766 314,385 — 969,151
Diversified Financial Services ............................... 11,003,923 3,278,149 — 14,282,072
Electric Utilities ........................................ 19,030,844 6,069,212 — 25,100,056
Electrical Equipment ..................................... — 3,130,784 — 3,130,784
Electronic Equipment, Instruments & Components ................. — 2,955,894 — 2,955,894
Energy Equipment & Services .............................. 2,520,896 266,042 — 2,786,938
Entertainment ......................................... 8,995,567 1,674,478 — 10,670,045
Equity Real Estate Investment Trusts (REITs) .................... 17,256,922 5,174,383 — 22,431,305
Food & Staples Retailing .................................. 20,817,400 5,506,075 — 26,323,475
Food Products ......................................... 6,426,186 8,916,014 — 15,342,200
Gas Utilities ........................................... — 1,281,477 — 1,281,477
Health Care Equipment & Supplies ........................... 20,690,007 6,665,730 — 27,355,737
Health Care Providers & Services ............................ 15,912,755 777,019 — 16,689,774
Health Care Technology .................................. — 262,492 — 262,492
Hotels, Restaurants & Leisure .............................. 356,247 — — 356,247
Household Durables ..................................... 8,508,159 1,994,782 — 10,502,941
Household Products ..................................... 25,707,310 1,370,298 — 27,077,608
Independent Power and Renewable Electricity Producers ............ 2,405,654 1,300,655 — 3,706,309
Industrial Conglomerates .................................. 2,327,339 4,150,069 — 6,477,408
Insurance ............................................ 8,457,656 13,360,389 — 21,818,045
Interactive Media & Services ............................... 29,494,659 457,222 — 29,951,881
Internet & Direct Marketing Retail ............................ 17,054,092 1,303,590 — 18,357,682
IT Services ........................................... 27,020,729 6,058,079 — 33,078,808
Leisure Products ....................................... 756,666 — — 756,666
Life Sciences Tools & Services .............................. 13,552,185 1,525,562 — 15,077,747
Machinery ............................................ 1,951,406 1,098,348 — 3,049,754
Marine .............................................. — 541,389 — 541,389
Media ............................................... 3,467,970 784,466 — 4,252,436
Metals & Mining ........................................ 1,796,220 5,593,727 — 7,389,947
Multiline Retail ......................................... 7,409,843 1,406,615 — 8,816,458
Multi-Utilities .......................................... 13,098,640 2,811,631 — 15,910,271
Oil, Gas & Consumable Fuels ............................... 28,268,620 13,786,387 — 42,055,007
Paper & Forest Products .................................. — 1,037,605 — 1,037,605
Personal Products ...................................... 4,635,271 7,138,210 — 11,773,481
Pharmaceuticals ....................................... 37,696,208 25,150,379 — 62,846,587
Professional Services .................................... 2,091,225 1,811,909 — 3,903,134
Real Estate Management & Development ....................... 552,309 4,225,419 — 4,777,728
Road & Rail ........................................... 3,365,718 2,159,231 — 5,524,949
Semiconductors & Semiconductor Equipment .................... 32,970,703 10,958,067 — 43,928,770
Software ............................................. 63,550,697 4,374,681 — 67,925,378
Fair Value Hierarchy as of Period End (continued)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 37,009,885 $ 1,274,569 $ — $ 38,284,454
Technology Hardware, Storage & Peripherals .................... 41,120,053 866,733 — 41,986,786
Textiles, Apparel & Luxury Goods ............................ 17,223,723 5,725,555 — 22,949,278
Tobacco ............................................. 1,633,033 2,835,124 — 4,468,157
Trading Companies & Distributors ............................ — 2,260,991 — 2,260,991
Transportation Infrastructure ............................... — 1,188,893 — 1,188,893
Water Utilities ......................................... 2,969,241 721,963 — 3,691,204
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,574,723 — 1,574,723
Rights ................................................ 4,625 — 2,352 6,977
Warrants .............................................. 68,114 — — 68,114
Short-Term Securities
Money Market Funds ...................................... 58,326,023 — — 58,326,023
U.S. Treasury Obligations ................................... — 113,600,392 — 113,600,392
$ 791,882,604 $ 372,647,980 $ 2,352 $ 1,164,532,936
Investments Valued at NAV
(a)
...................................... 733,520
$ —
$ 1,165,266,456
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 5,776,858 $ 12,758,714 $ — $ 18,535,572
Foreign currency exchange contracts ............................ — 3,470,523 — 3,470,523
Interest rate contracts ....................................... 18,402,517 8,704,197 — 27,106,714
Liabilities
Equity contracts ........................................... (37,094,467) (21,630,585) — (58,725,052)
Foreign currency exchange contracts ............................ — (7,028,675) — (7,028,675)
Interest rate contracts ....................................... (3,894,989) (8,689,432) — (12,584,421)
$ (16,810,081) $ (12,415,258) $ — $ (29,225,339)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFI Day China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
Fair Value Hierarchy as of Period End (continued)